Contract Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Schedule of Contract Assets and Liabilities
(1)	Details of contract assets and liabilities as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Contract assets	₩	188,609	136,737
Contract liabilities:
Wireless service contracts		21,807	20,275
Customer loyalty programs		5,920	5,694
Fixed-line service contracts		288,421	151,427
Others		85,795	52,310

	₩	401,943	229,706

Schedule of Performance Obligations
(2)
Amounts of revenue recognized for the years ended December 31, 2025 and 2024 related to the contract liabilities carried forward from the prior periods are ₩145,572 million and ₩113,792 million, respectively. Details of revenue expected to be recognized from contract liabilities as of December 31, 2025 are as follows:

(In millions of won)
	Less than 1 year		1 ~ 2 years	More than 2 years	Total
Wireless service contracts	₩	21,807	—	—	21,807
Customer loyalty programs		4,221	1,138	561	5,920
Fixed-line service contracts		95,859	22,489	170,073	288,421
Others		85,795	—	—	85,795

	₩	207,682	23,627	170,634	401,943